Funds

First Quarter Report

May 31, 2006

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2006

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ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Prime Rate Trust (the “Trust”) is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in senior loans.

PORTFOLIO CHARACTERISTICS
AS OF MAY 31, 2006

Net Assets	$1,093,947,269
Total Assets	$2,155,338,225
Assets Invested in Senior Loans	$2,092,132,468
Senior Loans Represented	533
Average Amount Outstanding per Loan	$3,925,202
Industries Represented	39
Average Loan Amount per Industry	$53,644,422
Portfolio Turnover Rate	18%
Weighted Average Days to Interest Rate Reset	42
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	47%

PERFORMANCE SUMMARY

The Trust declared $0.13 of dividends during the first fiscal quarter ended May 31, 2006. Based on the average month-end net asset value (“NAV”) per share of $7.54, this resulted in an annualized distribution rate of 7.18%(1) for the quarter. The Trust’s total net return for the first fiscal quarter, based on NAV, was 1.18%, versus a total gross return on the S&P/LSTA Leveraged Loan Index (“LLI”)(2) of 1.30% for the same quarter. The total market value return (based on full reinvestment of dividends) for the Trust’s common shares during the first fiscal quarter was 2.29%.

MARKET OVERVIEW

The tail end of the Trust’s first fiscal quarter of 2006 was a transitional period in the U.S. leveraged loan market, as the average bid for the most widely traded loans declined to a new seven-month low (100.21).(3) Fortunately, based on higher LIBOR rates and increasing credit spreads, total return during the period (as evidenced by LLI) was still positive, a good result relative to the experience of most other actively traded capital markets. Importantly, the reduction in the market premium was driven almost exclusively by technical factors (i.e., supply and demand) and not by a systemic increase in realized credit risk (i.e., defaults). During the quarter, new issue volume reached an all-time record, putting pressure on secondary loan prices and thereby increasing NAV volatility across

(1)       The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)    The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications and Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)       Source: Standard & Poor’s Leveraged Commentary & Data

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

the board. While this technical correction did hold down returns, it also marked what appears to be an important turning point in investor sentiment in that new issue spread pricing has increased materially across all ratings categories. The fact that credit spreads are reverting to more normalized risk-adjusted levels in a reasonably orderly fashion is a very healthy development.

Fundamentally, the credit environment and the direction of short-term interest rates remain the primary focus of market participants. In short, while pockets of weakness persist, credit conditions remain reasonably attractive as evidenced by a quarter-over-quarter improvement in the trailing default rate (1.54% at May 31, 2006, versus 2.08% at February 28, 2006).(3) And while visible deceleration of the U.S. housing market has had a moderating impact, the broader U.S. economy appears to be expanding at an acceptable rate, supporting the consensus view that the Fed may boost short-term interest rates a little further. Consequently, the fundamental outlook for leveraged loan issuers, and floating rate loan investments, remains favorable over the near-term.

TOP TEN INDUSTRY SECTORS
AS OF MAY 31, 2006
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
North American Cable	11.1%	21.8%
Healthcare, Education and Childcare	8.2%	16.1%
Chemicals, Plastics and Rubber	5.7%	11.2%
Oil and Gas	5.4%	10.7%
Buildings and Real Estate	4.7%	9.3%
Printing and Publishing	4.2%	8.3%
Utilities	3.9%	7.8%
Leisure, Amusement, Entertainment	3.9%	7.7%
Automobile	3.9%	7.7%
Retail Stores	3.8%	7.6%

Portfolio holdings are subject to change daily.

PORTFOLIO OVERVIEW

Coming off several strong consecutive quarters, the Trust’s net performance was marginally lower than the gross returns of the LLI (based on NAV) during the most recent quarter, due primarily to the secondary market price correction noted above. Price compression was most noticeable in the lower spread, typically higher credit quality subset of the market, an area emphasized by our strategy due to its low credit-related volatility profile. Aside from broader market issues, the Trust’s exposure to the Adelphia Communications group of affiliates was the biggest detractor to this quarter’s results. While cable operators have been posting favorable operating results generally, loan prices for the Adelphia group were negatively impacted by the continued delay in the company’s bankruptcy asset sale process and complicating factors surrounding the ultimate disposition of proceeds.

TOP TEN SENIOR LOAN ISSUERS
AS OF MAY 31, 2006
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.5%	4.9%
Metro-Goldwyn-Mayer Studios, Inc.	2.0%	3.9%
Georgia-Pacific Corporation	1.7%	3.4%
NRG Energy, Inc.	1.4%	2.8%
Century Cable Holdings, LLC	1.4%	2.7%
Sungard Data Systems, Inc.	1.3%	2.6%
Olympus Cable Holdings, LLC	1.3%	2.5%
Davita, Inc.	1.2%	2.4%
Fidelity National Information Solutions, Inc.	1.2%	2.4%
CSC Holdings, Inc.	1.1%	2.2%

Portfolio holdings are subject to change daily.

Although we continue to wait on the eventual resolution of these issues, we

(3)  Source: Standard & Poor’s Leveraged Commentary & Data

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

still anticipate a favorable outcome for the company’s obligations held by the Trust.

Diversification remains very healthy. The average individual loan position at the end of the quarter represented approximately 0.25% of total assets, while the average industry sector accounted for roughly 2.56%.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2006, the Trust had $450 million of “Aaa/AAA(4)” rated cumulative auction rate preferred shares outstanding, and $567 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 47.19% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

(4)    Obligations rated ‘Aaa’ by Moody’s Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest Issuer Credit Rating assigned by Standard & Poor’s. Credit quality refers to the Trust’s underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

OUTLOOK

As noted above, absent any material geo-political shock to the global economic system, credit conditions are expected to remain reasonably stable through the balance of the year. Moreover, while an unprecedented level of uncertainty currently surrounds near-term Fed action, it’s clear that inflationary pressures are not significantly receding. The unanswered question at this point is whether the economy is moderating at a pace sufficient to cause the Fed to pause. Given the recent price correction in our market, the combination of 1) level credit conditions, 2) an upward rate bias and 3) increasingly wider credit spreads would foster a favorable environment for non-investment grade loan performance.

Our strategy is dedicated to delivering attractive-risk adjusted returns and moderate NAV volatility. As such, we remain focused on the better quality subset of the loan universe (i.e., better relative credit ratings, traditional first position collateral packages, and standard covenant protections) and will cede excess returns to maintain that strategy.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
July 18, 2006

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2006
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	9.95%	9.60%	6.08%	5.70%
Based on Market Value	6.88%	6.25%	4.99%	4.92%
S&P/LSTA Leveraged Loan Index(a)	6.36%	6.15%	5.13%	—
Credit-Suisse Leveraged Loan Index	6.94%	6.70%	5.28%	5.63%

The table above illustrates the total return of ING Prime Rate Trust against the Indices indicated. An Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on net asset value reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust’s future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

(a)         Performance since inception for the index is 5.35% from January 1, 1997.

(b)         Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(c)          On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust’s common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV.

This report contains statements that may be “forward-looking” statements. Actual results could differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	Net Asset Value (“NAV”) 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)
May 31, 2006	8.00%	9.63%	10.31%	7.10%	7.57%
February 28, 2006	7.50%	8.40%	9.10%	6.59%	7.25%
November 30, 2005	7.00%	8.09%	9.17%	6.25%	6.97%
August 31, 2005	6.50%	7.24%	7.73%	6.07%	6.48%

(A)    Yield is calculated by dividing the Trust’s net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust’s yield consistent with the SEC standardized yield formula for investment companies.

(B)    The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust’s average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust’s current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust’s NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust. If short-term market interest rates fall, the yield on the Trust will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust’s assets may decrease, which will cause the Trust’s value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2006 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,095,849,139)	$2,116,143,385
Foreign currencies at value (Cost $3,194,125)	3,208,127
Receivables:
Investment securities sold	16,820,255
Interest	18,977,344
Other	40,460
Prepaid expenses	148,654
Total assets	2,155,338,225
LIABILITIES:
Notes payable	567,000,000
Payable for investments purchased	36,190,559
Accrued interest payable	2,507,149
Deferred arrangement fees on senior loans	741,099
Dividends payable — preferred shares	212,129
Payable to affiliates	1,859,651
Payable to custodian	146,569
Accrued trustee fees	19,533
Unrealized depreciation on foreign currency contracts	26,729
Payable to custodian for bank overdraft	2,038,393
Other accrued expenses	649,145
Total liabilities	611,390,956
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,093,947,269
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.54
NET ASSETS CONSIST OF:
Paid-in capital	$1,331,413,656
Undistributed net investment income	6,038,887
Accumulated net realized loss on investments	(263,786,793)
Net unrealized appreciation on investments and foreign currency related transactions	20,281,519
NET ASSETS	$1,093,947,269

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$37,462,790
Arrangement fees earned	291,756
Other	544,530
Total investment income	38,299,076
EXPENSES:
Investment management fees	4,188,612
Administration fees	1,308,941
Transfer agent and registrar fees	33,764
Interest	7,095,002
Shareholder reporting expense	42,780
Custodian fees	239,200
Professional fees	101,200
Preferred Shares — Dividend disbursing agent fees	308,274
Pricing expense	16,175
Postage expense	34,040
Trustees’ fees	18,492
Miscellaneous expense	67,883
Total expenses	13,454,363
Net investment income	24,844,713
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	12,090,050
Foreign currency related transactions	(76,075)
Net realized gain on investments and foreign currency related transactions	12,013,975
Net change in unrealized appreciation or depreciation on:
Investments	(19,701,446)
Foreign currency related transactions	(12,727)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(19,714,173)
Net realized and unrealized loss on investments and foreign currency related transactions	(7,700,198)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(5,233,054)
Net increase in net assets resulting from operations	$11,911,461

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2006	Year Ended February 28, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,844,713	$83,109,460
Net realized gain on investments and foreign currency related transactions	12,013,975	422,159
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(19,714,173)	16,658,806
Distributions to preferred shareholders from net investment income	(5,233,054)	(15,839,470)
Net increase in net assets resulting from operations	11,911,461	84,350,955

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income	(18,635,466)	(66,428,156)
Decrease in net assets from distributions to common shareholders	(18,635,466)	(66,428,156)
Net increase (decrease) in net assets	(6,724,005)	17,922,799

NET ASSETS:
Beginning of period	1,100,671,274	1,082,748,475
End of period (including undistributed net investment income of $6,038,887 and $5,062,694, respectively)	$1,093,947,269	$1,100,671,274

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2006 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$34,207,154
Dividend paid to preferred shareholder	(5,248,907)
Arrangement fee received	120,684
Other income received	538,625
Interest paid	(6,574,905)
Other operating expenses paid	(6,248,683)
Purchases of securities	(465,211,190)
Proceeds from sales of securities	361,927,137
Net cash used in operating activities	$(86,490,085)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(18,635,466)
Net issuance of notes payable	102,000,000
Net increase in payable to custodian for bank overdraft	2,038,393
Net cash flows provided by financing activities	85,402,927
Net decrease	(1,087,158)
Cash and foreign currencies at beginning of period	4,295,285
Cash and foreign currencies at end of period	$3,208,127
Reconciliation of Net Increase In Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$11,911,461
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Change in unrealized depreciation on investments and foreign currency related transactions	19,714,173
Net accretion of discounts on securities	(257,315)
Realized gain on investments and foreign currency related transactions	(12,013,975)
Purchase of securities	(465,211,190)
Proceeds on sale of securities	361,927,137
Increase in other receivables	(5,905)
Increase in interest receivable	(2,998,321)
Increase in prepaid expenses	(57,634)
Decrease in deferred arrangement fees on senior loans	(171,072)
Increase in accrued interest payable	520,097
Decrease in dividends payable — preferred shares	(15,853)
Increase in payable to affiliates	193,288
Increase in accrued trustee fees	3,302
Decrease in other accrued expenses	(28,278)
Total adjustments	(98,401,546)
Net cash used in operating activities	$(86,490,085)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST	FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Three Months Ended May 31,	Years Ended February 28 or February 29,
	2006	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.16	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$(0.04)	0.12	0.16	0.61	(0.47)
Total from investment operations	$0.12	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.13)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.04)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$7.54	7.59	7.47	7.34	6.73
Closing market price at end of period	$7.05	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	2.29	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	1.18	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000’s)	$1,093,947	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000’s)	$450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000’s)	$567,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,080	2,203	2,140	2,500	2,500
Average borrowings (000’s)	$527,141	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.63	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	3.45	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	3.45	3.02	2.22	1.65	1.81
Net investment income(6)%	6.35	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.55	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	3.29	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	3.29	2.90	2.27	2.09	2.23
Net investment income(6)%	6.07	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.30	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	4.84	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	4.84	4.27	3.18	2.40	2.68
Net investment income(6)%	8.97	7.71	6.04	6.68	7.33
Portfolio turnover rate %	18	81	93	87	48
Common shares outstanding at end of period (000’s)	145,033	145,033	145,033	137,638	136,973

(1)                   Total investment return calculations are attributable to common shares.

(2)                   Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust’s dividend reinvestment plan.

(3)                   Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust’s shares.

(4)                   Asset coverage represents the total assets available for settlement of Preferred Stockholder’s interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)                   Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)                   Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the “‘33 Act”), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                 Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2006, 99.57% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the “Investment Manager”) or ING Investment Management Co. (“ING IM”, the “Sub-Adviser”), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager or Sub-Adviser and monitored by the Trust’s Board of Trustees through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.                 Federal Income Taxes. It is the Trust’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.                 Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.                 Foreign Currency Translation. The books and records of the Trust is maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)     Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)     Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.                  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.                   Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.                 Dividend Reinvestments. Pursuant to the Trust’s Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan, the “Program”), DST Systems, Inc., the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust’s common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.                Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.                     Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the three months ended May 31, 2006, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $432,609,051 and $365,073,079 respectively. At May 31, 2006, the Trust held senior loans valued at $2,092,132,468 representing 98.9% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$186,961
AM Cosmetics Corporation (Liquidation Interest)	03/07/03	25
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,993
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,402,038 Common Shares)	05/17/05	1,116,773
Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	10/02/02	15
Enginen Realty (857 Common Shares)	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,782 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	305,999
Galey & Lord, Inc. (203,345 Common Shares)	—
Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	12/04/03	—
Gemini Leasing, Inc. (143,079 common shares)	01/08/04	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	50
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1,273
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	100
Kevco, Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	50
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	12/08/04	—
Morris Material Handling, Inc. (48,137 Common Shares)	10/09/01	3,009,059
Neoplan USA Corporation (1,084,000 Series C Preferred Shares)	08/29/03	428,603
Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	08/29/03	—
Neoplan USA Corporation (17,348 Common Shares)	08/29/03	—
Neoplan USA Corporation (3,524,300 Series D Preferred Shares)	08/29/03	3,524,300
New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)	07/02/03	—
New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 19, 2006)	09/27/01	40
Norwood Promotional Products, Inc. (72,238 Common Shares)	08/23/04	32,939
Safelite Glass Corporation (810,050 Common Shares)	10/12/00	173,588
Safelite Realty Corporation (54,679 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
U.S. Aggregates (Residual Interest in Bankruptcy Estate)	04/07/03	—
U.S. Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value of $18,850,930 was 1.7% of net assets at May 31, 2006)		$8,832,574

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust’s Managed Assets. For purposes of the Investment Management Agreement, “Managed Assets” shall mean the Trust’s average daily gross asset value, minus the sum of the Trust’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, an indirect, wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust’s assets in accordance with the Trust’s investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust’s Managed Assets.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2006, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,416,877	$442,774	$1,859,651

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 23, 2006 and a $535 million 364-day revolving securitization facility which matures on July 9, 2006, which has been extended to June 14, 2007, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2006, was $567 million. Weighted average interest rate on outstanding borrowings was 5.41%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.2% of total assets at May 31, 2006. Average borrowings for the three months ended May 31, 2006 were $527,141,304 and the average annualized interest rate was 5.34% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of May 31, 2006, the Trust had unfunded loan committments pursuant to the terms of the following loan agreements:

Babcock & Wilcox Company	$2,000,000	Kerasotes Theatres, Inc.	$1,125,000
Baker & Taylor, Inc.	1,022,727	MEG Energy Corporation	2,800,000
Baker Tanks, Inc.	510,000	Navistar International Corporation	1,109,000
Builders Firstsource, Inc.	1,500,000	Neoplan USA Corporation	382,500
Cequel Communications, LLC	525,000	Opti Canada, Inc.	933,333
Dave and Busters, Inc.	250,000	Owens-Illinois Group, Inc.	100
Eastman Kodak Company	2,117,647	PLY Gem Industries, Inc.	1,068,001
Federal-Mogul Corporation	2,380,000	Primedia, Inc.	808,695
FSC Acquisition, LLC	300,220	Riverstone C/R GS Holdings I	296,970
Green-Valley Ranch Gaming, LLC	400,000	Syniverse Holding, LLC	1,500,000
Hearthstone Housing Partners II, LLC	2,791,176	Trump Entertainment Resorts Holdings,
Hertz Corporation	323,504	L.P.	1,741,250
Interstate Bakeries Corporation	2,500,000	Wastequip, Inc.	210,785
Johnsondiversy, Inc.	508,666	Yonkers Racing Corporation	721,307
			$29,825,881

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2006, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fail to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Trust’s custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three months ended May 31, 2006.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of May 31, 2006, the Trust held 0.4% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2006 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three months ended May 31, 2006	Year ended February 28, 2006

Ordinary Income	Ordinary Income
$23,868,520	$82,267,626

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2006 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Unrealized Appreciation	Capital Capital Losses Deferred	Loss Carryforwards	Expiration Dates
$5,290,676	$—	$39,881,614	$(1,126,243)	$(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				(22,421,058)	2013
				(560,828)	2014
				$(274,560,447)

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to May 31, 2006, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.046	5/31/06	6/12/06	6/22/06

Subsequent to May 31, 2006, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$150.40	06/05/06 to 07/10/06	06/12/06 to 07/17/06	06/13/06 to 07/18/06
Series T	$150.23	06/06/06 to 07/11/06	06/13/06 to 07/18/06	06/14/06 to 07/19/06
Series W	$151.60	06/07/06 to 07/12/06	06/14/06 to 07/19/06	06/15/06 to 07/20/06
Series Th	$147.75	06/01/06 to 07/06/06	06/08/06 to 07/13/06	06/09/06 to 07/14/06
Series F	$145.98	06/02/06 to 07/07/06	06/09/06 to 07/14/06	06/12/06 to 07/17/06

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited)

Senior Loans*: 191.3%
Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Aerospace & Defense: 2.6%
		Arinc, Inc.	Ba3	BB
$980,000		Term Loan, 6.980%-7.110%,
		maturing March 10, 2011			$981,225
	(2)	Delta Air Lines, Inc.	Ba3	B+
2,000,000		Debtor in Possession Term Loan, 10.023%,
		maturing March 16, 2008			2,057,350
		Dyncorp, Inc.	B2	B+
3,961,654		Term Loan, 7.438%-7.813%,
		maturing February 11, 2011			4,002,923
		Hexcel Corporation	Ba3	BB-
1,233,333		Term Loan, 6.750%-6.938%,
		maturing March 01, 2012			1,240,271
		IAP Worldwide Services, Inc.	B2	B+
997,500		Term Loan, 8.000%,
		maturing December 30, 2012			1,007,475
		K&F Industries, Inc.	B2	B+
4,562,500		Term Loan, 7.030%-7.090%,
		maturing November 18, 2012			4,606,702
		Spirit Aerosystems, Inc.	B1	BB-
1,157,917		Term Loan, 7.318%,
		maturing December 31, 2011			1,172,391
		Standard Aero Holdings, Inc.	B2	B+
1,260,684		Term Loan, 6.960%-7.350%,
		maturing August 20, 2012			1,260,684
		Transdigm, Inc.	B1	B+
1,955,100		Term Loan, 7.331%, maturing July 22, 2010			1,965,792
		United Air Lines, Inc.	B1	B+
625,000		Term Loan, 8.875%,
		maturing February 01, 2012			634,531
3,375,000		Term Loan, 8.625%,
		maturing February 01, 2012			3,426,469
		US Airways Group, Inc.	B2	B
4,000,000		Term Loan, 8.593%, maturing March 31, 2011			4,047,000
		Wyle Holdings, Inc.	NR	B+
1,897,200		Term Loan, 7.880%, maturing January 28, 2011			1,928,030
					28,330,841
Automobile: 7.7%
		Accuride Corporation	B1	B+
6,030,909		Term Loan, 6.938%, maturing January 31, 2012			6,082,926
		Avis Budget Holdings, LLC	Ba2	BBB-
3,000,000		Term Loan, 6.350%, maturing April 19, 2012			2,995,179
	(2)	Collins & Aikman Products Company	NR	NR
1,959,834		Debtor in Possession Term Loan,
		7.938%-8.063%, maturing May 17, 2007			1,977,800
	(2)	Dana Corporation	B3	BB-
3,200,000		Debtor in Possession Term Loan, 7.220%,
		maturing April 13, 2008			3,212,000
		Dura Operating Corporation	B3	B
5,200,000		Term Loan, 8.831%, maturing May 03, 2011			5,278,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Automobile: (continued)
	(2)	Federal-Mogul Corporation	NR	BBB+
$1,500,000		Debtor in Possession Term Loan, 7.188%,
		maturing December 09, 2006			$1,505,625
2,620,000		Revolver, 7.313%-7.438%,
		maturing December 09, 2006			2,626,550
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 6.690%, maturing April 30, 2010			5,536,669
		Goodyear Tire & Rubber Company	B2	B+
9,400,000		Term Loan, 7.954%, maturing April 30, 2010			9,484,600
		Hertz Corporation	Ba2	BB
1,027,778		Term Loan, 7.180%,
		maturing December 21, 2012			1,033,658
6,632,427		Term Loan, 7.090%-7.410%,
		maturing December 21, 2012			6,670,371
		Keystone Automotive Industries, Inc.	B2	B+
1,181,773		Term Loan, 6.997%-7.420%,
		maturing October 30, 2009			1,183,988
1,496,250		Term Loan, 7.465%, maturing October 30, 2010			1,499,055
		Lear Corporation	B2	B+
4,400,000		Term Loan, 7.570%, maturing April 25, 2012			4,380,750
		Motorsport Aftermarket Group, Inc.	B2	B
1,996,485		Term Loan, 7.980%,
		maturing December 15, 2011			2,007,716
	(2)	RJ Tower Corporation	Ba3	BBB
4,000,000		Debtor in Possession Term Loan, 8.250%,
		maturing February 02, 2007			4,081,668
		Safelite Glass Corporation	B3	B+
4,218,047		Term Loan, 8.960%,
		maturing September 30, 2007			4,165,321
12,002,085		Term Loan, 9.460%,
		maturing September 30, 2007			11,852,059
		Tenneco Automotive, Inc.	Ba3	BB-
1,129,257		Term Loan, 7.190%,
		maturing December 12, 2010			1,138,997
		TRW Automotive Acquisitions Corporation	Ba2	BB+
2,416,275		Term Loan, 6.250%, maturing June 30, 2012			2,422,652
		United Components, Inc.	B2	BB-
2,531,667		Term Loan, 7.410%, maturing June 30, 2010			2,541,160
		Visteon Corporation	B1	B+
2,000,000		Term Loan, 9.180%, maturing June 20, 2007			2,010,500
					83,687,244
Beverage, Food & Tobacco: 4.7%
		Bumble Bee Foods, LLC	Ba3	B+
1,200,000		Term Loan, 6.824%-7.039%,
		maturing May 02, 2012			1,208,250
		Commonwealth Brands, Inc.	B1	B+
8,580,000		Term Loan, 7.438%,
		maturing December 22, 2012			8,643,277
		Constellation Brands, Inc.	Ba2	BB
13,698,611		Term Loan, 6.313%-6.375%,
		maturing November 30, 2011			13,764,543

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Beverage, Food & Tobacco: (continued)
	Dole Food Company, Inc.	Ba3	B+
$232,558	Term Loan, 4.920%, maturing April 12, 2013			$231,377
523,256	Term Loan, 6.875%-8.750%,
	maturing April 12, 2013			520,599
1,744,186	Term Loan, 6.875%-8.750%,
	maturing April 12, 2013			1,735,329
	Gate Gourmet Borrower, LLC	B2	B-
169,681	Term Loan, 7.000%, maturing March 09, 2012			171,377
557,445	Term Loan, 7.640%, maturing March 09, 2012			563,019
	Golden State Foods Corporation	B1	B+
3,920,000	Term Loan, 6.876%,
	maturing February 28, 2011			3,951,850
	Keystone Foods Holdings, LLC	Ba3	B+
4,118,706	Term Loan, 6.750%-6.875%,
	maturing June 16, 2011			4,172,764
	Le-Natures, Inc.	B1	B
309,224	Term Loan, 7.280%-10.000%,
	maturing June 23, 2010			311,156
688,262	Term Loan, 7.880%-10.000%,
	maturing June 23, 2010			692,564
	Michael Foods, Inc.	B1	B+
3,651,006	Term Loan, 6.671%-7.032%,
	maturing November 21, 2010			3,675,348
	Nutro Products, Inc.	B1	B
800,000	Term Loan, 7.023%, maturing April 26, 2013			801,500
	Pierre Foods, Inc.	B1	B+
3,566,667	Term Loan, 6.060%, maturing June 30, 2010			3,592,304
	Southern Wine & Spirits of America, Inc.	Ba3	BB+
3,195,000	Term Loan, 6.480%, maturing May 31, 2012			3,216,467
	Sturm Foods, Inc.	B2	B+
1,488,750	Term Loan, 9.750%, maturing May 26, 2011			1,512,012
	Sturm Foods, Inc.	B3	B-
500,000	Term Loan, 14.000%, maturing May 26, 2012			508,750
	WM. Bolthouse Farms, Inc.	B2	B+
2,493,750	Term Loan, 7.370%,
	maturing December 16, 2012			2,522,585
				51,795,071
Buildings & Real Estate: 9.3%
	Atrium Companies, Inc.	B2	B
2,861,095	Term Loan, 8.230%-8.830%,
	maturing December 28, 2011			2,865,267
	Builders Firstsource, Inc.	B1	BB-
888,889	Term Loan, 7.490%, maturing August 11, 2011			891,111
	Building Materials Holding Corporation	Ba2	BB
1,945,000	Term Loan, 6.730%, maturing June 30, 2010			1,958,372
	Capital Automotive REIT	Ba1	BB+
11,999,407	Term Loan, 6.780%,
	maturing December 16, 2010			12,061,276
	Champion Home Builders Company	B1	B+
875,000	Term Loan, 4.879%,
	maturing October 31, 2012			885,938
995,000	Term Loan, 7.593%, maturing October 31, 2012			1,007,438

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
	Contech Construction Products, Inc.	B1	B+
$1,750,000	Term Loan, 6.800%-7.220%,
	maturing January 31, 2013			$1,761,485
	Custom Building Products, Inc.	B1	B+
4,971,666	Term Loan, 7.210%-7.341%,
	maturing October 29, 2011			5,025,524
	Euramax International, Inc.	B2	B
633,895	Term Loan, 7.688%, maturing June 29, 2012			639,838
	Headwaters, Inc.	B1	BB-
3,619,713	Term Loan, 7.080%, maturing April 30, 2011			3,642,337
	Hearthstone Housing Partners II, LLC	NR	NR
3,708,824	Revolver, 7.091%, maturing December 01, 2007			3,699,552
	Lion Gables Realty, L.P.	Ba2	BB+
8,506,705	Term Loan, 6.820%-6.86%,
	maturing September 30, 2006			8,528,856
	Macerich Partnership, L.P.	NR	BB+
1,500,000	Term Loan, 6.563%, maturing April 25, 2010			1,504,688
	Maguire Properties, Inc.	Ba2	BB
1,622,222	Term Loan, 6.830%, maturing March 15, 2010			1,633,781
	Masonite International Corporation	B2	BB-
4,945,787	Term Loan, 6.979%-7.108%,
	maturing April 05, 2013			4,920,584
4,954,213	Term Loan, 6.979%-7.108%,
	maturing April 05, 2013			4,928,966
	NCI Building Systems, Inc.	Ba2	BB
2,393,767	Term Loan, 6.710%, maturing June 18, 2010			2,404,988
	Newkirk Master, L.P.	Ba2	BB+
1,240,034	Term Loan, 6.834%, maturing August 11, 2008			1,248,948
1,073,643	Term Loan, 6.834%, maturing August 11, 2008			1,081,360
	Nortek, Inc.	B2	B
8,052,214	Term Loan, 6.690%, maturing August 27, 2011			8,094,995
	PGT Industries, Inc.	B2	B+
2,623,638	Term Loan, 8.130%,
	maturing February 14, 2012			2,643,316
	PLY Gem Industries, Inc.	B1	BB-
181,999	Revolver, 7.210%-7.350%,
	maturing February 12, 2009			174,719
250,000	Term Loan, 7.590%, maturing August 15, 2011			251,250
3,750,000	Term Loan, 7.210%-7.350%,
	maturing August 15, 2011			3,768,750
	Shea Capital I, LLC	Ba2	BB-
1,000,000	Term Loan, 7.150%,
	maturing October 27, 2011			1,002,500
	Spanish Peaks, LLC	B1	B+
287,541	Term Loan, 4.879%, maturing August 09, 2011			288,799
282,711	Term Loan, 7.640%-7.880%,
	maturing August 09, 2011			283,948
	St. Marys Cement, Inc.	B1	BB-
5,383,618	Term Loan, 6.527%,
	maturing December 04, 2009			5,467,737

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
	Trizec Properties, Inc.	NR	BB+
$12,400,000	Term Loan, 6.525%, maturing May 02, 2007			$12,393,230
	Trustreet Properties, Inc.	Ba3	BB
4,000,000	Term Loan, 7.023%, maturing April 08, 2010			4,030,000
	Yellowstone Mountain Club	B1	BB-
2,388,000	Term Loan, 7.466%,
	maturing September 30, 2010			2,395,090
				101,484,641
Cargo Transport: 2.0%
	Baker Tanks, Inc.	B2	B
1,990,000	Term Loan, 7.200%-7.593%,
	maturing November 22, 2012			2,012,388
	Gainey Corporation	B2	BB-
800,000	Term Loan, 7.760%-7.840%,
	maturing April 20, 2012			813,000
	Helm Holding Corporation	B2	B+
986,489	Term Loan, 7.610%-7.660%,
	maturing July 08, 2011			997,896
	Horizon Lines, LLC	B2	B
2,456,250	Term Loan, 7.340%, maturing July 07, 2011			2,477,742
	Kenan Advantage Group, Inc.	B3	B+
997,500	Term Loan, 7.979%,
	maturing December 16, 2011			1,008,722
	Neoplan USA Corporation	NR	NR
1,867,500	Revolver, 8.536%, maturing June 30, 2006			1,867,500
5,306,058	Term Loan, 10.036%, maturing June 30, 2006			5,306,058
	Pacer International, Inc.	Ba3	BB
976,294	Term Loan, 6.625%-8.500%,
	maturing June 10, 2010			984,837
	Railamerica, Inc.	Ba3	BB
366,016	Term Loan, 7.250%,
	maturing September 29, 2011			370,592
3,096,301	Term Loan, 7.250%,
	maturing September 29, 2011			3,135,005
	Transport Industries, L.P.	B2	B+
1,212,455	Term Loan, 7.563%-7.813%,
	maturing September 30, 2011			1,226,096
	United States Shipping, LLC	Ba3	BB-
1,882,261	Term Loan, 6.979%, maturing April 30, 2010			1,888,143
				22,087,977
Cellular: 3.9%
	Cellular South, Inc.	Ba3	B+
1,965,000	Term Loan, 6.715%-8.500%,
	maturing May 04, 2011			1,980,966
	Centennial Cellular Operating Company	B2	B
10,085,631	Term Loan, 7.210%-7.570%,
	maturing February 09, 2011			10,161,273
	Cricket Communications, Inc.	B1	B-
11,356,250	Term Loan, 7.479%, maturing January 10, 2011			11,405,933

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Cellular: (continued)
	IWO Holdings, Inc.	Baa2	A-
$3,175,000	Floating Rate Note, 8.818%,
	maturing January 15, 2012			$3,294,063
	Nextel Partners Operating Corporation	Ba1	BBB-
5,909,091	Term Loan, 6.320%, maturing May 31, 2012			5,917,706
	Ntelos, Inc.	B2	B
4,443,750	Term Loan, 7.350%, maturing August 24, 2011			4,460,970
	Rogers Wireless, Inc.	Ba2	BB
2,500,000	Floating Rate Note, 8.035%,
	maturing December 15, 2010			2,578,125
	Rural Cellular Corporation	B2	B-
2,500,000	Floating Rate Note, 9.410%,
	maturing March 15, 2010			2,550,000
				42,349,035
Chemicals, Plastics & Rubber: 11.2%
	Basell Finance Company	Ba3	B+
833,333	Term Loan, 7.727%,
	maturing September 07, 2013			847,569
166,667	Term Loan, 7.727%,
	maturing September 07, 2013			169,514
833,333	Term Loan, 8.227%,
	maturing September 07, 2014			847,569
166,667	Term Loan, 8.227%,
	maturing September 07, 2014			169,514
	Brenntag Holdings GMBH & Co. KG	B2	B+
1,178,182	Term Loan, 7.440%, maturing January 17, 2014			1,194,087
3,621,818	Term Loan, 7.440%, maturing January 17, 2014			3,670,713
	Celanese, AG	B1	BB-
5,625,000	Term Loan, 5.069%, maturing April 06, 2009			5,674,219
5,692,104	Term Loan, 6.979%, maturing April 06, 2011			5,725,545
	Columbian Chemicals Company	Ba3	BB-
600,000	Term Loan, 6.688%, maturing March 16, 2013			601,875
	Covalence Specialty Materials Corporation	Ba3	B+
1,957,143	Term Loan, 7.080%, maturing May 18, 2013			1,960,202
	Covalence Specialty Materials Corporation	B2	B-
500,000	Term Loan, 8.375%, maturing August 16, 2013			505,625
	Hawkeye Renewables, LLC	B2	B
2,500,000	Term Loan, 7.835%, maturing January 31, 2012			2,497,658
	Hercules, Inc.	Ba1	BB
4,201,472	Term Loan, 6.479%-6.528%,
	maturing October 08, 2010			4,231,013
	Hexion Specialty Chemicals, Inc.	B2	B+
5,422,154	Term Loan, 7.125%, maturing May 05, 2013			5,420,462
1,177,846	Term Loan, 7.125%, maturing May 05, 2013			1,177,479
1,200,000	Term Loan, 2.000%, maturing May 15, 2013			1,199,626
	Huntsman International, LLC	Ba3	BB-
21,339,473	Term Loan, 6.831%, maturing August 16, 2012			21,374,491

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	Ineos US Finance, LLC	Ba3	B+
$2,800,000	Term Loan, 7.339%,
	maturing December 16, 2012			$2,830,450
3,000,000	Term Loan, 7.339%,
	maturing December 16, 2013			3,041,250
3,000,000	Term Loan, 7.839%,
	maturing December 16, 2013			3,041,250
	Innophos, Inc.	B2	B
1,291,364	Term Loan, 7.120%-7.350%,
	maturing August 13, 2010			1,303,202
	ISP Chemco, Inc.	Ba3	BB-
3,500,000	Term Loan, 6.938%, maturing February 16, 2013			3,519,415
	Johnson Diversey, Inc.	B1	B
5,933,679	Term Loan, 7.580%-7.630%,
	maturing December 16, 2011			5,991,533
	Kraton Polymers, LLC	B1	B+
1,800,000	Term Loan, 7.000%-7.125%,
	maturing May 12, 2013			1,827,000
	Nalco Company	B1	BB-
14,843,812	Term Loan, 6.480%-6.820%,
	maturing November 04, 2010			14,916,175
	Polypore, Inc.	B2	B
6,971,824	Term Loan, 7.980%,
	maturing November 12, 2011			7,047,350
	PQ Corporation	B1	B+
2,475,000	Term Loan, 7.000%,
	maturing February 11, 2012			2,497,688
	Rockwood Specialties Group, Inc.	B1	B+
16,458,750	Term Loan, 7.126%,
	maturing December 13, 2013			16,593,761
	Supresta, LLC	B1	B
2,187,520	Term Loan, 8.210%, maturing July 20, 2011			2,184,785
				122,061,018
Containers, Packaging & Glass: 6.5%
	Berry Plastics Corporation	B1	B+
5,955,000	Term Loan, 6.840%,
	maturing December 02, 2011			5,992,219
	Boise Cascade Corporation	Ba3	BB
6,220,238	Term Loan, 6.750%,
	maturing October 29, 2011			6,260,172
	BWAY Corporation	B1	B+
1,102,000	Term Loan, 7.313%, maturing June 30, 2011			1,114,398
	Graham Packaging Company, L.P.	B2	B
14,353,536	Term Loan, 6.938%-7.250%,
	maturing October 07, 2011			14,441,753
	Graphic Packaging International, Inc.	B1	B+
9,653,154	Term Loan, 7.137%-7.750%,
	maturing August 08, 2010			9,758,306
	Intertape Polymer Group, Inc.	Ba3	B+
2,708,750	Term Loan, 6.800%-7.140%,
	maturing July 28, 2011			2,748,818

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Containers, Packaging & Glass: (continued)
	Owens-Illinois Group, Inc.	B1	BB-
$3,153,614	Term Loan, 6.850%, maturing April 01, 2008			$3,157,556
	Pro Mach, Inc.	B1	B
2,500,000	Term Loan, 7.360%,
	maturing December 01, 2011			2,532,813
	Smurfit-Stone Container Corporation	Ba3	B+
9,376,513	Term Loan, 7.125%-7.375%,
	maturing November 01, 2011			9,442,280
3,180,923	Term Loan, 7.125%-7.313%,
	maturing November 01, 2011			3,203,234
	Solo Cup, Inc.	B2	B+
9,286,250	Term Loan, 7.479%-7.610%,
	maturing February 27, 2011			9,372,343
	Xerium Technologies, Inc.	B1	B+
3,562,698	Term Loan, 7.229%, maturing May 18, 2012			3,564,925
				71,588,816
Data and Internet Services: 4.0%
	Activant Solutions, Inc.	B2	B
1,000,000	Term Loan, 7.188%, maturing May 01, 2013			1,003,438
	Affiliated Computer Services, Inc.	Ba2	BB+
1,095,000	Term Loan, 6.581%, maturing March 20, 2013			1,098,765
	Aspect Software, Inc.	B2	B+
1,500,000	Term Loan, 7.438%,
	maturing September 22, 2010			1,507,500
	iPayment, Inc.	B2	B
3,000,000	Term Loan, 7.330%-7.343%,
	maturing May 10, 2013			3,015,000
	Sungard Data Systems, Inc.	B1	B+
28,752,500	Term Loan, 7.660%, maturing February 11, 2013			28,971,738
	Transaction Network Services, Inc.	Ba3	BB-
3,088,853	Term Loan, 6.890%, maturing May 04, 2012			3,096,575
	Worldspan, L.P.	B2	B
5,279,948	Term Loan, 7.688%-7.938%,
	maturing February 11, 2010			5,275,001
				43,968,016
Diversified Natural Resources, Precious Metals & Minerals: 3.4%
	Georgia-Pacific Corporation	Ba2	BB-
32,319,000	Term Loan, 6.880%-6.979%,
	maturing December 20, 2012			32,412,434
	Georgia-Pacific Corporation	Ba3	B+
4,500,000	Term Loan, 7.880%-8.081%,
	maturing December 20, 2013			4,564,256
				36,976,690
Diversified / Conglomerate Manufacturing: 4.5%
	Aearo Technologies, Inc.	B2	B
1,600,000	Term Loan, 7.450%, maturing March 24, 2013			1,618,333
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.450%,
	maturing September 24, 2013			1,226,250

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
	Axia, Inc.	B2	B
$1,496,250	Term Loan, 8.230%,
	maturing December 21, 2012			$1,499,991
	Brand Services, Inc.	B2	B
3,117,721	Term Loan, 7.979%-8.227%,
	maturing January 15, 2012			3,134,610
	Chart Industries, Inc.	B1	B+
2,833,334	Term Loan, 7.125%-7.188%,
	maturing October 17, 2012			2,868,751
	Cinram International, Inc.	B1	BB-
4,000,000	Term Loan, 6.826%, maturing May 02, 2011			4,002,500
	Dayco Products, LLC	B1	BB
1,443,844	Term Loan, 7.710%-8.320%,
	maturing June 23, 2011			1,462,344
	Dresser Rand, Inc.	B1	B+
760,402	Term Loan, 6.778%-7.110%,
	maturing October 29, 2007			768,125
	Dresser, Inc.	Ba3	B+
942,814	Term Loan, 7.600%, maturing April 10, 2009			956,956
	Flowserve Corporation	Ba3	BB-
3,784,293	Term Loan, 6.500%-6.750%,
	maturing August 10, 2012			3,806,170
	Gentek, Inc.	B2	B+
2,348,141	Term Loan, 7.160%-7.420%,
	maturing February 28, 2011			2,371,256
	Goodman Global Holdings, Inc.	B1	B+
1,774,286	Term Loan, 6.938%,
	maturing December 23, 2011			1,782,417
	Mueller Group, Inc.	B2	B+
9,950,000	Term Loan, 7.229%-9.250%,
	maturing October 03, 2012			10,049,500
	Norcross Safety Products, LLC	B1	BB-
992,413	Term Loan, 6.823%-9.000%,
	maturing June 30, 2012			999,856
	Sensata Technologies, B.V.	B1	BB-
4,200,000	Term Loan, 6.860%, maturing April 27, 2013			4,201,688
	Sensus Metering Systems, Inc.	B2	B+
1,582,609	Term Loan, 6.720%-7.080%,
	maturing December 17, 2010			1,590,522
210,217	Term Loan, 6.940%-7.080%,
	maturing December 17, 2010			211,268
	Springs Window Fashions, LLC	B1	B+
997,500	Term Loan, 7.750%,
	maturing December 30, 2012			1,012,463
	Universal Compression, Inc.	Ba2	BB
2,965,037	Term Loan, 6.480%,
	maturing February 15, 2012			2,985,422
	Walter Industries, Inc.	Ba3	B+
1,448,211	Term Loan, 6.979%-7.130%,
	maturing October 03, 2012			1,461,108
	Waterpik Technologies, Inc.	B1	BB-
1,500,000	Term Loan, 7.400%, maturing June 30, 2013			1,511,250
				49,520,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Diversified / Conglomerate Service: 4.6%
	Affinion Group	B1	B+
$3,720,930	Term Loan, 7.831%-7.921%,
	maturing October 17, 2012			$3,745,931
	Carey International, Inc.	B3	B-
1,231,250	Term Loan, 8.938%-10.750%,
	maturing May 11, 2012			1,225,094
	CCC Information Services, Inc.	B1	B
1,000,000	Term Loan, 7.580%, maturing February 10, 2013			1,007,917
	Fidelity National Information Solutions, Inc.	Ba1	BB+
25,869,543	Term Loan, 6.830%, maturing March 09, 2013			25,940,271
	Iron Mountain, Inc.	B2	BB-
6,912,500	Term Loan, 6.844%-8.500%,
	maturing April 02, 2011			6,974,422
2,246,140	Term Loan, 7.000%, maturing April 02, 2011			2,263,454
	Mitchell International, Inc.	B1	B+
700,411	Term Loan, 6.981%, maturing August 15, 2011			706,102
	US Investigations Services, LLC	B2	B+
4,439,693	Term Loan, 7.430%, maturing October 14, 2012			4,492,414
	Vertafore, Inc.	B1	B+
1,069,750	Term Loan, 7.593%-7.727%,
	maturing January 31, 2012			1,077,773
	Vertafore, Inc.	B3	CCC+
875,000	Term Loan, 10.980-11.227%,
	maturing January 31, 2013			881,563
	Workflow Management	B2	BB-
1,975,000	Term Loan, 9.126%, maturing November 30, 2011			1,994,750
				50,309,690
Ecological: 1.9%
	Allied Waste North America, Inc.	B1	BB
7,470,022	Term Loan, 6.480%-6.860%,
	maturing January 15, 2012			7,478,582
3,191,130	Term Loan, 6.579%,
	maturing January 15, 2012			3,194,031
	Envirosolutions, Inc.	B2	B-
2,750,000	Term Loan, 8.390%-8.545%,
	maturing July 07, 2012			2,779,219
	IESI Corporation	B1	BB
1,800,000	Term Loan, 6.818%-6.939%,
	maturing January 14, 2012			1,814,625
	Wastequip, Inc.	B2	B
1,533,590	Term Loan, 7.229-7.380%, maturing July 15, 2011			1,537,424
	Wastequip, Inc.	B3	CCC+
500,000	Term Loan, 10.479%, maturing July 15, 2012			502,500
	WCA Waste Systems, Inc.	B2	B
3,465,000	Term Loan, 7.980%, maturing April 28, 2011			3,469,331
				20,775,712
Electronics: 1.8%
	Decision One Corporation	NR	NR
1,498,780	Term Loan, 12.000%, maturing April 15, 2010			1,498,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Electronics: (continued)
	Eastman Kodak Company	B1	B+
$5,803,228	Term Loan, 7.180%-7.439%,
	maturing October 18, 2012			$5,831,257
	Invensys International Holdings, Ltd.	Ba3	B+
556,338	Term Loan, 8.501%,
	maturing September 05, 2009			559,119
	ON Semiconductor Corporation	B2	B+
5,910,297	Term Loan, 7.230%,
	maturing December 15, 2011			5,957,396
	Serena Software, Inc.	B1	B
4,400,000	Term Loan, 7.410%, maturing March 11, 2013			4,428,415
	SI International, Inc.	B1	B+
1,123,557	Term Loan, 6.970%, maturing February 09, 2011			1,129,175
				19,404,143
Farming & Agriculture: 0.6%
	AGCO Corporation	Ba1	BB+
4,528,333	Term Loan, 6.729%, maturing March 31, 2008			4,567,956
	Vicar Operating, Inc.	Ba3	BB-
2,498,296	Term Loan, 6.625%, maturing May 16, 2011			2,523,279
				7,091,235
Finance: 2.3%
	Ameritrade Holding Corporation	Ba1	BB
6,000,000	Term Loan, 6.600%,
	maturing December 31, 2012			6,002,250
	LPL Holdings, Inc.	B2	B
4,987,500	Term Loan, 7.960%-8.229%,
	maturing June 28, 2013			5,043,609
	Nasdaq Stock Market, Inc.	Ba3	BB+
5,222,583	Term Loan, 6.827-6.971%,
	maturing April 18, 2012			5,223,398
3,027,417	Term Loan, 6.830%-7.030%,
	maturing April 18, 2012			3,027,889
	Rent-A-Center, Inc.	Ba2	BB+
5,895,000	Term Loan, 6.410%-6.670%,
	maturing June 30, 2010			5,937,739
				25,234,885
Foreign Cable, Foreign TV, Radio and Equipment: 0.2%
	UPC Financing Partnership	B1	B
1,000,000	Term Loan, 4.986%, maturing March 12, 2013			1,335,516
1,000,000	Term Loan, 4.986%, maturing December 31, 2013			1,335,516
				2,671,032
Gaming: 6.1%
	Ameristar Casinos, Inc.	Ba3	BB+
1,995,000	Term Loan, 6.593%-6.727%,
	maturing November 10, 2012			2,006,846
	Boyd Gaming Corporation	Ba2	BB
6,386,250	Term Loan, 6.479%-6.610%,
	maturing June 30, 2011			6,425,366
	CCM Merger, Inc.	B1	B+
5,959,987	Term Loan, 6.850%-7.214%,
	maturing July 13, 2012			5,976,376

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Gaming: (continued)
	Global Cash Access, LLC	Ba3	B+
$1,919,438	Term Loan, 6.843%, maturing March 10, 2010			$1,933,834
	Green Valley Ranch Gaming, LLC	NR	NR
100,000	Revolver, 6.525%, maturing December 23, 2008			99,750
2,453,937	Term Loan, 6.729%,
	maturing December 17, 2011			2,470,808
	Herbst Gaming, Inc.	B1	B+
990,000	Term Loan, 6.979%-7.110%,
	maturing January 31, 2011			991,547
	Isle of Capri Black Hawk, LLC	B1	B+
1,326,667	Term Loan, 6.890%-7.214%,
	maturing October 24, 2011			1,334,129
	Isle of Capri Casinos, Inc.	Ba2	BB-
992,500	Term Loan, 6.729%,
	maturing February 04, 2011			997,214
1,481,250	Term Loan, 6.470%-7.008%,
	maturing February 04, 2011			1,488,286
	Opbiz, LLC	B3	B-
7,234,623	Term Loan, 7.990%, maturing August 31, 2010			7,055,566
18,801	Term Loan, 8.990%, maturing August 31, 2010			18,533
	Penn National Gaming, Inc.	Ba2	BB
1,279,070	Term Loan, 6.910%-7.020%,
	maturing October 03, 2011			1,284,826
13,432,500	Term Loan, 6.730%-7.020%,
	maturing October 03, 2012			13,538,845
	Resorts International Hotel and Casino, Inc.	Caa1	CCC+
249,381	Term Loan, 8.980%, maturing April 26, 2012			252,498
	Ruffin Gaming, LLC	NR	NR
1,485,376	Term Loan, 7.250%, maturing June 28, 2008			1,500,230
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,736,875	Term Loan, 7.170%, maturing May 20, 2012			1,755,329
	Venetian Casino Resorts, LLC	Ba3	BB-
11,606,837	Term Loan, 6.730%, maturing June 15, 2011			11,673,031
2,393,163	Term Loan, 6.730%, maturing June 15, 2011			2,406,812
	VML US Finance, LLC	Ba3	BB-
1,200,000	Term Loan, 0.000%-0.000%,
	maturing May 26, 2013			1,210,800
	Wembley, Inc.	B1	B+
995,000	Term Loan, 6.990%-7.100%,
	maturing August 23, 2011			1,007,127
	Yonkers Racing Corporation	B3	B
715,976	Term Loan, 8.581%, maturing August 12, 2011			725,373
562,717	Term Loan, 8.581%, maturing August 12, 2011			570,103
				66,723,230
Grocery: 1.0%
	Giant Eagle, Inc.	Ba3	BB+
1,782,748	Term Loan, 6.210%-6.490%,
	maturing November 07, 2012			1,792,776
	Roundy’s Supermarkets, Inc.	B2	B+
4,987,500	Term Loan, 7.870%-8.170%,
	maturing November 03, 2011			5,043,091

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Grocery: (continued)
	(5)	Supervalu, Inc.	Ba3	BBB
$4,000,000		Term Loan, maturing June 01, 2012			$4,000,000
					10,835,866
Healthcare, Education and Childcare: 16.1%
		Accellent Corporation	B2	BB-
1,995,000		Term Loan, 7.100%-7.230%,
		maturing November 22, 2012			2,001,859
		AGA Medical Corporation	B2	B+
2,000,000		Term Loan, 7.380%, maturing April 28, 2013			2,013,750
		Ameripath, Inc.	B1	BB-
500,000		Term Loan, 7.040%, maturing October 31, 2012			501,797
		AMN Healthcare	Ba2	BB-
1,000,000		Term Loan, 6.729%,
		maturing November 02, 2011			1,009,375
		AMR Holdco, Inc./Emcare Holdco, Inc.	B2	B+
3,394,638		Term Loan, 6.830%-7.020%,
		maturing February 10, 2012			3,414,796
		Block Vision Holdings Corporation	NR	NR
13,365		Term Loan, 13.000%, maturing July 30, 2007			—
		Capella Healthcare, Inc.	B3	B
2,992,500		Term Loan, 7.820%,
		maturing November 30, 2012			3,024,295
		CCS Acquisition, Inc.	B3	B
4,488,750		Term Loan, 8.230%,
		maturing September 30, 2012			4,379,337
		Community Health Systems, Inc.	Ba3	BB-
24,189,919		Term Loan, 6.850%-6.970%,
		maturing August 19, 2011			24,363,797
		Compsych Investment Corporation	NR	NR
1,000,000		Term Loan, 7.730%-7.860%,
		maturing April 20, 2012			1,006,250
		Concentra Operating Corporation	B1	B+
4,673,825		Term Loan, 6.690%,
		maturing September 30, 2011			4,702,064
		CRC Health Corporation	B1	B
1,500,000		Term Loan, 7.229%,
		maturing February 06, 2013			1,512,188
		Davita, Inc.	B1	BB-
26,373,725		Term Loan, 6.690%-7.210%,
		maturing October 05, 2012			26,399,835
		DJ Orthopedics, LLC	Ba3	BB-
1,200,000		Term Loan, 6.563%, maturing April 07, 2013			1,201,500
	(5)	Education Management Corporation	B2	B
6,000,000		Term Loan, maturing May 30, 2013			6,022,500
		Encore Medical IHC, Inc.	B1	B
2,317,890		Term Loan, 6.671%-7.189%,
		maturing October 04, 2010			2,333,825
		Fresenius Medical Care Holdings, Inc.	Ba2	BB
4,100,000		Term Loan, 6.354%-6.403%,
		maturing March 31, 2013			4,087,552

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Gentiva Health Services, Inc.	Ba3	B+
$2,959,459	Term Loan, 7.240%-7.370%,
	maturing March 31, 2013			$2,976,106
	Golden Gate National Senior
	Care Holdings, LLC	B1	B+
1,200,000	Term Loan, 7.818%-7.959%,
	maturing March 14, 2011			1,214,250
	Harlan Sprague Dawley, Inc.	B2	B+
997,500	Term Loan, 7.480%-9.500%,
	maturing December 19, 2011			1,006,228
	Healthcare Partners, LLC	B1	BB
2,835,996	Term Loan, 6.890%,
	maturing February 04, 2011			2,860,811
	Healthsouth Corporation	B2	B+
6,000,000	Term Loan, 8.150%, maturing March 10, 2013			6,010,176
	Iasis Healthcare Corporation	B1	B+
8,842,500	Term Loan, 7.229%-7.264%,
	maturing June 22, 2011			8,948,424
	Kinetic Concepts, Inc.	Ba3	BB
3,297,830	Term Loan, 6.730%, maturing August 11, 2010			3,330,122
	Lifepoint Hospitals, Inc.	Ba3	BB
13,180,938	Term Loan, 6.905%, maturing April 15, 2012			13,217,554
	Magellan Health Services, Inc.	B1	BB
937,500	Term Loan, 7.160%,
	maturing August 15, 2008			939,844
	MMM Holdings, Inc.	B1	B
1,615,000	Term Loan, 7.230%, maturing August 16, 2011			1,623,075
	Multiplan Corporation	B2	B+
1,600,000	Term Loan, 7.120%, maturing April 12, 2013			1,605,333
	Mylan Laboratories, Inc.	Ba1	BBB-
683,409	Term Loan, 6.600%, maturing June 30, 2010			688,677
	Per-Se Technologies, Inc.	B1	B+
2,212,644	Term Loan, 7.230%-7.350%,
	maturing January 06, 2013			2,237,536
	Psychiatric Solutions	B1	B+
923,077	Term Loan, 6.910%, maturing July 01, 2012			930,289
	Quintiles Transnational Corporation	B1	BB-
2,650,000	Term Loan, 7.080%, maturing March 31, 2013			2,654,142
	Radiation Therapy Services, Inc.	B1	BB
1,944,385	Term Loan, 6.979%-8.500%,
	maturing December 16, 2012			1,950,461
	Renal Advantage, Inc.	NR	B+
4,062,917	Term Loan, 7.420%, maturing October 06, 2012			4,098,467
	Rural/Metro Operating Company, LLC	B1	B
519,127	Term Loan, 4.708%, maturing March 04, 2011			524,967
1,258,822	Term Loan, 7.400%-7.502%,
	maturing March 04, 2011			1,272,984
	Select Medical Corporation	B1	BB-
2,475,000	Term Loan, 6.840%-8.750%,
	maturing February 24, 2012			2,465,204
	Sterigenics International, Inc.	B2	B+
2,441,433	Term Loan, 7.910%, maturing June 14, 2011			2,459,743

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Team Health, Inc.	B2	B+
$2,992,500	Term Loan, 7.580%-7.694%,
	maturing November 23, 2012			$3,008,866
	Vanguard Health Holding Company II, LLC	B2	B
18,004,364	Term Loan, 6.950%,
	maturing September 23, 2011			18,170,347
	Ventiv Health, Inc.	Ba3	BB-
745,000	Term Loan, 6.479%, maturing October 05, 2011			747,328
	VWR International, Inc.	B2	B+
3,701,897	Term Loan, 7.340%, maturing April 07, 2011			3,735,832
				176,651,487
Home & Office Furnishings: 2.0%
	Buhrmann U.S., Inc.	Ba3	BB-
3,915,263	Term Loan, 6.670%-6.880%,
	maturing December 23, 2010			3,934,839
	Global Imaging Systems, Inc.	Ba2	BB
1,216,295	Term Loan, 6.070%-6.460%,
	maturing May 10, 2010			1,218,196
	National Bedding Company	B1	BB-
2,233,125	Term Loan, 6.920%-7.090%,
	maturing August 31, 2011			2,254,898
	Sealy Mattress Company	Ba3	BB-
6,769,912	Term Loan, 6.570%-6.831%,
	maturing April 06, 2012			6,816,455
	Simmons Company	B2	B+
7,315,818	Term Loan, 6.750%-9.250%,
	maturing December 19, 2011			7,356,970
				21,581,357
Insurance: 0.8%
	Conseco, Inc.	Ba3	BB-
5,549,140	Term Loan, 6.831%, maturing June 22, 2010			5,579,200
	HMSC Corporation	B1	B+
1,500,000	Term Loan, 7.827%,
	maturing November 16, 2011			1,515,000
	Sedgewick CMS Holdings, Inc.	B1	B+
1,915,200	Term Loan, 6.979%-7.059%,
	maturing January 31, 2013			1,919,590
				9,013,789
Leisure, Amusement, Entertainment: 7.7%
	24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000	Term Loan, 7.200%-7.500%,
	maturing June 08, 2012			3,270,313
	AMF Bowling Worldwide, Inc.	B2	B
1,440,953	Term Loan, 7.965%-8.320%,
	maturing August 27, 2009			1,453,112
	Easton-Bell Sports, Inc.	B1	B+
1,000,000	Term Loan, 6.810%-6.940%,
	maturing March 16, 2012			1,003,750
	HIT Entertainment, Ltd.	B1	B
3,399,583	Term Loan, 7.420%, maturing March 20, 2012			3,426,780

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		Lodgenet Entertainment Corporation	Ba3	B+
$2,665,716		Term Loan, 7.343%, maturing August 29, 2008			$2,694,873
		London Arena & Waterfront Finance, LLC	Ba3	B
800,000		Term Loan, 8.380%, maturing March 08, 2012			811,000
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
8,500,000		Term Loan, 7.229%, maturing April 08, 2011			8,548,994
33,500,000		Term Loan, 7.229%, maturing April 08, 2012			33,747,063
		Panavision, Inc.	B1	B
1,000,000		Term Loan, 8.093%%-8.227%,
		maturing March 30, 2011			1,017,500
		Pure Fishing, Inc.	B1	B+
2,815,650		Term Loan, 7.700%-8.060%,
		maturing September 30, 2010			2,833,248
		RHI Entertainment, LLC	B1	B
1,750,000		Term Loan, 0.000%-0.000%,
		maturing December 31, 2011			1,760,938
		Six Flags Theme Parks, Inc.	B2	B+
2,885,799		Term Loan, 7.260%-7.410%,
		maturing June 30, 2009			2,907,442
		Universal City Development Partners, L.P.	Ba3	BB-
4,900,000		Term Loan, 6.980%-7.190%,
		maturing June 09, 2011			4,937,769
		WMG Acquisition Corporation	Ba2	B+
16,258,474		Term Loan, 7.090%-7.320%,
		maturing February 28, 2011			16,353,732
					84,766,513
Lodging: 1.5%
	(5)	Hotel Del Partners, LP	NR	NR
16,400,000		Term Loan, maturing January 09, 2008			16,400,000
					16,400,000
Machinery: 2.9%
		Alliance Laundry Holdings, LLC	B1	B
3,097,500		Term Loan, 7.320%, maturing January 27, 2012			3,114,923
		Blount, Inc.	Ba3	BB-
2,093,926		Term Loan, 6.740%-6.790%,
		maturing August 09, 2010			2,114,865
		Enersys, Inc.	Ba3	BB
4,201,782		Term Loan, 6.671%-7.189%,
		maturing March 17, 2011			4,233,295
		Maxim Crane Works, L.P.	B1	BB-
2,655,482		Term Loan, 6.938%-9.000%,
		maturing January 25, 2010			2,664,612
		Rexnord Corporation	B1	B+
6,874,834		Term Loan, 7.230%-7.410%,
		maturing December 31, 2011			6,930,692
		Terex Corporation	B2	BB-
1,192,085		Term Loan, 7.759%,
		maturing December 31, 2009			1,207,732
858,447		Term Loan, 7.259%, maturing July 03, 2009			870,251

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Machinery: (continued)
		United Rentals (North America), Inc.	B2	BB-
$10,126,666		Term Loan, 7.100%, maturing February 14, 2011			$10,195,234
					31,331,604
Mining, Steel, Iron & Nonprecious Metals: 1.2%
		Alpha Natural Resources, LLC	B2	BB-
665,000		Term Loan, 6.831%, maturing October 26, 2012			668,949
		Carmeuse Lime, Inc.	NR	NR
1,884,100		Term Loan, 6.938%, maturing May 02, 2011			1,893,521
		Foundation Coal Corporation	Ba3	BB-
2,672,872		Term Loan, 6.440%-6.840%,
		maturing July 30, 2011			2,700,018
		International Coal Group, LLC	B2	B-
139,204		Term Loan, 7.710%, maturing October 01, 2010			139,204
		Longyear Holdings, Inc.	B2	B+
213,490		Term Loan, 7.980%, maturing July 28, 2012			215,625
1,478,010		Term Loan, 7.980%, maturing July 28, 2012			1,492,790
		Novelis, Inc.	Ba2	BB-
2,290,680		Term Loan, 7.380%, maturing January 07, 2012			2,309,828
3,978,550		Term Loan, 7.380%, maturing January 07, 2012			4,011,807
					13,431,741
North American Cable: 21.8%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 7.125%,
		maturing August 07, 2006			11,044,693
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 7.620%, maturing August 04, 2012			2,030,000
		Bragg Communications, Inc.	B1	NR
2,456,250		Term Loan, 7.227%, maturing August 31, 2011			2,471,602
		Bresnan Communications, LLC	B1	B+
4,000,000		Term Loan, 6.930%-7.130%,
		maturing September 29, 2013			4,018,332
		Bresnan Communications, LLC	B3	B-
1,000,000		Term Loan, 9.430%-9.630%,
		maturing March 29, 2014			1,024,583
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, 9.000%, maturing March 31, 2009			1,189,000
21,357,940		Term Loan, 10.000%, maturing June 30, 2009			20,815,085
8,000,000		Term Loan, 9.750%,
		maturing December 31, 2009			7,787,040
		Cequel Communications, LLC	Caa1	B-
17,150,000		Term Loan, 7.319%,
		maturing November 05, 2013			17,081,091
		Cequel Communications II, LLC	NR	NR
3,850,000		Term Loan, 10.069%, maturing October 30, 2007			3,830,750
		Charter Communications Operating, LLC	B2	B
53,500,000		Term Loan, 7.755%, maturing April 28, 2013			53,812,761
		CSC Holdings, Inc.	Ba3	BB
1,000,000		Term Loan, 6.070%-6.399%,
		maturing February 24, 2012			997,000
23,400,000		Term Loan, 6.670%-6.880%,
		maturing March 29, 2013			23,420,241

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
North American Cable: (continued)
	(2)	Hilton Head Communications, L.P.	Caa1	NR
$7,000,000		Revolver, 8.000%,
		maturing September 30, 2007			$6,750,625
8,500,000		Term Loan, 9.250%, maturing March 31, 2008			8,232,607
		Insight Midwest Holdings, LLC	Ba3	BB-
18,083,750		Term Loan, 7.000%,
		maturing December 31, 2009			18,194,712
		Knology, Inc.	B3	NR
2,106,639		Term Loan, 10.479%-10.626%,
		maturing June 29, 2010			2,180,371
		Mediacom Communications Corporation	Ba3	BB-
10,890,000		Term Loan, 6.809%-7.002%,
		maturing February 01, 2014			10,881,495
		Nextmedia Operating, Inc.	B1	B
1,148,077		Term Loan, 7.090%,
		maturing November 15, 2012			1,155,252
510,256		Term Loan, 7.059%, maturing November 15, 2012			513,446
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 9.250%, maturing June 30, 2010			7,287,308
21,000,000		Term Loan, 10.000%,
		maturing September 30, 2010			20,497,491
		Patriot Media and Communications, LLC	B1	B+
2,666,667		Term Loan, 7.458%, maturing March 31, 2013			2,689,168
		Patriot Media and Communications, LLC	B3	B-
1,000,000		Term Loan, 10.080%,
		maturing October 04, 2013			1,022,031
		Persona Communication, Inc.	B2	B
3,447,500		Term Loan, 7.960%, maturing August 01, 2011			3,473,356
		Quebecor Media, Inc.	B2	B
2,992,500		Term Loan, 7.068%, maturing January 17, 2013			3,025,232
		San Juan Cable, LLC	B1	B+
1,747,500		Term Loan, 6.840%, maturing October 31, 2012			1,756,784
		WideOpenWest Finance, LLC	B2	B
1,000,000		Term Loan, 7.290%, maturing May 01, 2014			1,002,232
					238,184,288
Oil & Gas: 10.7%
		CDX Funding, LLC	NR	NR
2,000,000		Term Loan, 10.250%, maturing March 31, 2013			2,046,666
		Cheniere LNG Holdings, LLC	NR	BB
6,965,000		Term Loan, 7.729%, maturing August 30, 2012			7,032,477
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 4.900%, maturing June 24, 2012			1,005,938
1,488,778		Term Loan, 7.500%-9.500%,
		maturing July 08, 2012			1,497,618
		Complete Production Services, Inc.	Ba2	B
2,985,000		Term Loan, 7.520%-7.660%,
		maturing September 12, 2012			3,004,901
		El Paso Corporation	B3	B+
5,500,000		Term Loan, 7.140%,
		maturing November 30, 2007			5,539,342
17,597,602		Term Loan, 7.750%,
		maturing November 23, 2009			17,723,477

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Oil & Gas: (continued)
	EPCO Holdings, Inc.	Ba3	B+
$11,632,500	Term Loan, 7.077%-7.221%,
	maturing August 18, 2010			$11,759,213
	Helix Energy Solutions Group, Inc.	B2	BB
5,200,000	Term Loan, 7.346%-7.640%,
	maturing May 15, 2013			5,220,150
	Key Energy Services, Inc.	NR	NR
4,488,750	Term Loan, 8.250%-8.400%,
	maturing June 30, 2012			4,526,626
	LB Pacific, L.P.	B1	B-
3,960,000	Term Loan, 7.710%-7.729%,
	maturing February 15, 2012			4,019,400
	Lyondell-Citgo Refining, L.P.	Ba3	BB
1,965,000	Term Loan, 6.979%, maturing May 21, 2007			1,969,913
	Magellan Midstream Holdings, L.P.	Ba3	BB-
1,855,278	Term Loan, 6.930%, maturing June 30, 2012			1,869,192
	Mainline, L.P.	Ba3	BB-
7,041,667	Term Loan, 7.310%,
	maturing December 17, 2011			7,120,885
	MEG Energy Corporation	Ba3	BB
2,800,000	Term Loan, 7.000%, maturing April 03, 2013			2,820,751
	Niska Gas Storage, LLC	Ba3	BB-
424,242	Term Loan, 8.750%,
	maturing April 20, 2011			424,508
2,333,333	Term Loan, 8.750%,
	maturing April 20, 2013			2,334,792
445,455	Term Loan, 8.750%,
	maturing April 20, 2013			445,733
	OPTI Canada, Inc.	Ba3	BB+
2,066,667	Term Loan, 6.830%, maturing May 15, 2013			2,068,444
	Regency Gas Services, LLC	B1	B+
1,488,750	Term Loan, 7.230%, maturing June 01, 2010			1,492,472
	Semcrude, L.P.	Ba3	NR
5,224,154	Term Loan, 7.229%, maturing March 16, 2011			5,233,949
3,676,205	Term Loan, 7.160%-7.331%,
	maturing March 16, 2011			3,683,098
	Targa Resources, Inc.	Ba3	B+
6,500,000	Term Loan, 7.477%, maturing October 31, 2007			6,516,250
1,000,000	Term Loan, 7.229%, maturing October 31, 2012			1,008,333
7,735,323	Term Loan, 7.229%-7.470%,
	maturing October 31, 2012			7,799,781
	Venoco, Inc.	Caa1	B-
2,000,000	Term Loan, 9.625%-9.750%,
	maturing March 30, 2009			2,017,500
	Vulcan Energy Corporation	Ba2	BB
4,921,824	Term Loan, 6.689%, maturing August 12, 2011			4,940,281
	W&T Offshore, Inc.	B2	B+
1,400,000	Term Loan, 0.500%,
	maturing May 15, 2010			1,407,000
				116,528,690

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 3.6%
	Alliance Atlantis Communications, Inc.	Ba2	BB
$2,301,152	Term Loan, 6.479%,
	maturing December 20, 2011			$2,308,343
	Deluxe, Inc.	B1	B
2,000,000	Term Loan, 8.729%, maturing January 28, 2011			2,030,416
	DirecTV Holdings, LLC	Ba1	BB
10,000,000	Term Loan, 6.581%, maturing April 13, 2013			10,056,250
	Echostar DBS Corporation	Ba3	BB-
9,000,000	Floating Rate Note, 8.240%,
	maturing October 01, 2008			9,146,250
	Liberty Media Corporation	Ba2	BB+
4,500,000	Floating Rate Note, 6.410%,
	maturing September 17, 2006			4,512,780
	Rainbow National Services, LLC	Ba3	BB+
10,890,000	Term Loan, 7.875%, maturing March 31, 2012			11,000,033
				39,054,072
Other Telecommunications: 3.3%
	Cavalier Telecom Corporation	B2	B
2,000,000	Term Loan, 9.520%, maturing March 24, 2012			2,035,000
	Cincinnati Bell, Inc.	Ba3	B+
3,482,500	Term Loan, 6.514%-6.660%,
	maturing August 31, 2012			3,485,767
	Consolidated Communications, Inc.	B1	BB-
2,452,170	Term Loan, 6.729%-6.924%,
	maturing October 14, 2011			2,464,431
	D&E Communications, Inc.	Ba3	BB-
2,931,867	Term Loan, 6.840%-9.000%,
	maturing December 31, 2011			2,946,527
	Fairpoint Communications, Inc.	B1	BB-
2,000,000	Term Loan, 6.750%,
	maturing February 08, 2012			2,001,250
	Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000	Term Loan, 6.400%-6.730%,
	maturing November 23, 2011			4,271,250
	Qwest Capital Funding, Inc.	B2	B
10,000,000	Floating Rate Note, 8.670%,
	maturing February 15, 2009			10,175,000
	Qwest Corporation	B1	BB
800,000	Term Loan, 9.831%, maturing June 30, 2007			816,350
	Time Warner Telecom Holdings, Inc.	B2	CCC+
3,000,000	Floating Rate Note, 9.170%,
	maturing February 15, 2011			3,045,000
	Valor Telecommunication Enterprises II, LLC	Ba3	BB-
4,680,272	Term Loan, 6.729%-6.809%,
	maturing February 14, 2012			4,692,811
				35,933,385
Personal & Nondurable Consumer Products: 6.0%
	Advantage Sales & Marketing, Inc.	B2	B
3,100,000	Term Loan, 7.100%-7.220%,
	maturing March 29, 2013			3,098,063

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount		Borrower/Term Loan Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Amscan Holdings, Inc.	B1	B+
$1,500,000		Term Loan, 8.194%-10.000%,
		maturing December 23, 2012			$1,513,437
		Bushnell Performance Optics, Inc.	B1	B+
1,741,463		Term Loan, 8.081%, maturing August 19, 2011			1,755,613
		Central Garden & Pet Company	Ba2	BB
1,800,000		Term Loan, 6.520%-6.530%,
		maturing September 30, 2012			1,809,751
		Fender Musical Instruments Corporation	B2	B+
2,089,598		Term Loan, 7.240%-7.370%,
		maturing March 30, 2012			2,089,598
		Fender Musical Instruments Corporation	Caa1	B-
2,500,000		Term Loan, 9.620%,
		maturing September 30, 2012			2,500,000
		Hillman Group, Inc.	B2	B
2,940,000		Term Loan, 8.313%-8.375%,
		maturing March 30, 2011			2,968,483
		Hunter Fan Company	B1	B
900,000		Term Loan, 7.760%, maturing March 24, 2012			896,625
		Jarden Corporation	B1	B+
10,222,132		Term Loan, 6.990%, maturing January 24, 2012			10,257,275
2,026,762		Term Loan, 6.740%, maturing January 24, 2012			2,033,730
		Levlad, LLC/Arbonne International, LLC	B2	B
1,549,616		Term Loan, 8.330%,
		maturing August 16, 2011			1,559,301
		Mega Bloks, Inc.	Ba3	BB-
992,500		Term Loan, 6.813%-6.938%,
		maturing July 27, 2010			998,703
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,814,802	(3)	Term Loan, maturing August 17, 2011			2,344,441
		Norwood Promotional Products, Inc.	NR	NR
12,184,772		Term Loan, 11.188%, maturing August 17, 2009			12,123,849
		Oreck Corporation	B1	B+
906,001		Term Loan, 7.730%, maturing January 27, 2012			913,929
		Prestige Brands Holdings, Inc.	B1	B+
1,950,175		Term Loan, 7.230%-9.250%,
		maturing April 06, 2011			1,969,272
		Reddy Ice Group, Inc.	B1	B+
1,000,000		Term Loan, 6.795%, maturing August 09, 2012			1,006,875
		Spectrum Brands, Inc.	B1	B-
8,249,739		Term Loan, 8.030%-8.170%,
		maturing February 06, 2012			8,336,105
		Tupperware Corporation	Ba2	BB
7,966,452		Term Loan, 6.390%,
		maturing December 05, 2012			7,962,301
					66,137,349
Personal, Food & Miscellaneous: 4.7%
		Acosta, Inc.	B1	B+
2,992,500		Term Loan, 7.340%,
		maturing December 06, 2012			3,009,333

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
	AFC Enterprises, Inc.	B1	B+
$1,266,055	Term Loan, 7.250%, maturing May 11, 2011			$1,277,132
	Alderwoods Group, Inc.	B1	BB
1,543,411	Term Loan, 6.730%-7.080%,
	maturing September 29, 2009			1,554,505
	Arby’s Restaurant Group, Inc.	B1	B+
5,955,000	Term Loan, 7.229%-7.376%,
	maturing July 25, 2012			6,010,084
	Brickman Group Holdings, Inc.	Ba3	BB-
1,418,182	Term Loan, 6.527%-6.690%,
	maturing December 19, 2008			1,414,636
	Burger King Corporation	Ba2	B+
2,950,526	Term Loan, 6.500%, maturing June 30, 2012			2,952,139
	Burt’s Bees, Inc.	B2	B
1,222,500	Term Loan, 7.440%-7.919%,
	maturing March 24, 2011			1,234,725
	Carrols Corporation	B1	B+
3,148,275	Term Loan, 7.375%,
	maturing December 31, 2010			3,184,185
	CBRL Group, Inc.	Ba2	BB
2,067,586	Term Loan, 6.580%-6.630%,
	maturing April 27, 2013			2,070,170
	Coinmach Corporation	B2	B
5,494,452	Term Loan, 7.625%-7.688%,
	maturing December 19, 2012			5,561,990
	Coinstar, Inc.	Ba3	BB-
2,448,519	Term Loan, 6.960%-7.030%,
	maturing July 07, 2011			2,485,247
	Culligan International Company	B1	B+
2,475,000	Term Loan, 7.081%,
	maturing September 30, 2011			2,488,922
	Dave and Busters, Inc.	B1	B-
250,000	Term Loan, 7.625%, maturing March 08, 2013			250,781
	Doane Pet Care Company	B1	BB-
1,492,500	Term Loan, 6.940%-7.376%,
	maturing October 24, 2012			1,494,366
	Domino’s, Inc.	Ba3	BB-
2,108,839	Term Loan, 6.438%-6.500%,
	maturing June 25, 2010			2,118,504
	Jack in the Box, Inc.	Ba2	BB
3,408,871	Term Loan, 6.320%-6.630%,
	maturing January 08, 2011			3,439,407
	MD Beauty, Inc.	B1	B-
2,872,787	Term Loan, 10.000%,
	maturing February 18, 2012			2,879,969
	MD Beauty, Inc.	B3	CCC
2,000,000	Term Loan, 12.100%,
	maturing February 18, 2013			2,010,000
	N.E.W. Holdings I, LLC	B1	B+
1,886,577	Term Loan, 7.750%-8.125%,
	maturing July 08, 2011			1,904,264

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
	Quiznos, LLC	B2	B
$2,066,667	Term Loan, 7.310%, maturing May 05, 2013			$2,069,680
	Quiznos, LLC	Caa1	CCC+
1,000,000	Term Loan, 10.875%,
	maturing November 05, 2013			1,023,750
	U.S Security Holdings, Inc.	B1	B
625,000	Term Loan, 9.500%, maturing April 30, 2011			631,250
				51,065,039
Printing & Publishing: 8.3%
	Adams Outdoor Advertising, L.P.	B1	B+
4,421,199	Term Loan, 7.030%-7.210%,
	maturing October 18, 2012			4,465,411
	American Achievement Corporation	Ba3	BB-
687,164	Term Loan, 7.552%-9.500%,
	maturing March 25, 2011			690,600
	American Media Operations, Inc.	B1	B
6,350,000	Term Loan, 8.120%, maturing January 31, 2013			6,413,500
	American Reprographics Company	Ba3	BB-
2,352,870	Term Loan, 6.831%-8.750%,
	maturing June 18, 2009			2,361,693
	Ascend Media Holdings, LLC	B3	B
1,717,188	Term Loan, 8.480%-8.620%,
	maturing January 31, 2012			1,682,844
	Caribe Information Investment, Inc.	B1	B
2,000,000	Term Loan, 7.330%-7.460%,
	maturing March 31, 2013			2,016,250
	Dex Media East, LLC	Ba2	BB
3,338,860	Term Loan, 6.480%-6.690%,
	maturing May 08, 2009			3,341,177
	Dex Media West, LLC	Ba2	BB
1,086,571	Term Loan, 6.230%-6.470%,
	maturing September 09, 2009			1,085,697
13,566,858	Term Loan, 6.380%-6.720%,
	maturing March 09, 2010			13,561,200
	Enterprise Newsmedia, LLC	B2	B
2,992,500	Term Loan, 7.990%, maturing June 30, 2012			3,007,463
	FM Mergerco, Inc.	B1	B
1,000,000	Term Loan, 2.330%,
	maturing June 21, 2012			1,005,625
	FSC Acquisition, LLC	B2	B
2,514,115	Term Loan, 7.070%-7.330%,
	maturing August 01, 2012			2,527,208
	IWCO Direct, Inc.	B1	B
1,485,002	Term Loan, 8.230%, maturing January 31, 2011			1,497,996
	Liberty Group Publishing	B2	B+
1,955,244	Term Loan, 7.375%, maturing February 28, 2012			1,967,098
	MC Communications, LLC	B2	B
3,331,409	Term Loan, 7.440%-7.590%,
	maturing December 31, 2010			3,368,887
	Merrill Communications, LLC	B1	B+
2,953,378	Term Loan, 7.229%-7.343%,
	maturing May 15, 2011			2,980,605

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
	Newspaper Holdings, Inc.	NR	NR
$1,666,667	Term Loan, 6.188%, maturing August 24, 2012			$1,671,355
	PBI Media, Inc.	B2	B
1,990,000	Term Loan, 7.229%-7.376%,
	maturing September 30, 2012			1,997,463
	Primedia, Inc.	B2	B
324,555	Revolver, 7.875%,
	maturing June 30, 2008			310,762
6,467,500	Term Loan, 7.875%,
	maturing September 30, 2013			6,391,507
	R.H. Donnelley, Inc.	Ba3	BB
411,255	Term Loan, 6.280%-6.460%,
	maturing December 31, 2009			409,713
11,651,175	Term Loan, 6.350%-6.720%,
	maturing June 30, 2011			11,649,089
	Source Media, Inc.	B1	B
3,234,300	Term Loan, 7.210%,
	maturing November 08, 2011			3,279,784
	Triple Crown Media, Inc.	B2	B
1,492,917	Term Loan, 8.090%-10.250%,
	maturing June 30, 2010			1,491,051
	Visant Holding Corporation	B1	B+
10,605,115	Term Loan, 7.068%, maturing October 04, 2011			10,687,305
	Ziff Davis Media, Inc.	B3	CCC
1,500,000	Floating Rate Note, 11.149%,
	maturing May 01, 2012			1,406,250
				91,267,533
Radio and TV Broadcasting: 4.0%
	Block Communications, Inc.	Ba2	BB-
997,500	Term Loan, 6.979%,
	maturing December 22, 2011			1,004,358
	CMP KC, LLC	NR	NR
1,400,000	Term Loan, 9.250%-9.313%,
	maturing May 03, 2011			1,400,000
	CMP Susquehanna Corporation	B1	B-
5,200,000	Term Loan, 7.250%-7.375%,
	maturing May 05, 2013			5,204,061
	Emmis Operating Company	Ba2	B+
4,017,385	Term Loan, 6.830%-8.750%,
	maturing November 10, 2011			4,033,391
	Entravision Communications Corporation	Ba3	B+
2,985,000	Term Loan, 6.490%, maturing March 29, 2013			2,997,749
	Gray Television, Inc.	Ba2	BB-
498,750	Term Loan, 6.480%, maturing June 15, 2011			500,683
997,500	Term Loan, 6.490%,
	maturing November 22, 2012			1,001,365
	Mission Broadcasting, Inc.	Ba3	B
2,420,232	Term Loan, 7.318%, maturing August 14, 2012			2,427,796
	Montecito Broadcast Group, LLC	B1	B
1,995,000	Term Loan, 7.723%, maturing January 27, 2013			2,019,315

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	NEP Supershooters, L.P.	B1	B
$2,408,329	Term Loan, 8.980%-9.130%,
	maturing February 03, 2011			$2,442,197
960,468	Term Loan, 8.480%,
	maturing February 03, 2011			971,574
	Nexstar Broadcasting, Inc.	Ba3	B
2,407,338	Term Loan, 6.729%, maturing August 14, 2012			2,414,861
	Paxson Communications Corporation	B2	CCC+
4,500,000	Term Loan, 8.318%, maturing January 15, 2012			4,618,125
	Raycom TV Broadcasting, LLC	NR	NR
3,362,019	Term Loan, 6.500%, maturing July 31, 2013			3,370,424
	Spanish Broadcasting Systems, Inc.	B1	B+
3,960,000	Term Loan, 7.640%-7.880%,
	maturing June 10, 2012			3,982,275
	Young Broadcasting, Inc.	B2	B-
4,962,500	Term Loan, 7.250%-7.438%,
	maturing November 03, 2012			4,956,297
				43,344,471
Retail Stores: 7.6%
	Advance Stores Company, Inc.	Ba1	BB+
1,808,855	Term Loan, 6.500%-6.688%,
	maturing September 30, 2010			1,816,768
3,034,350	Term Loan, 6.375%-6.750%,
	maturing September 30, 2010			3,047,625
	Alimentation Couche-Tard, Inc.	Ba1	BB+
1,196,939	Term Loan, 6.875%,
	maturing December 17, 2010			1,210,653
	Baker & Taylor, Inc.	Ba3	B+
1,227,273	Revolver, 6.440%-6.831%,
	maturing August 11, 2010			1,221,137
	Baker & Taylor, Inc.	B1	B
1,000,000	Term Loan, 12.119%, maturing May 06, 2011			1,010,000
	Blockbuster Entertainment Corporation	B3	B-
1,000,000	Term Loan, 8.420%-9.050%,
	maturing August 20, 2011			1,002,727
	Burlington Coat Factory
	Warehouse Corporation	B2	B
5,486,250	Term Loan, 7.430%-7.530%,
	maturing May 28, 2013			5,434,816
	Dollarama Group, L.P.	B1	B+
3,456,250	Term Loan, 7.126%,
	maturing November 18, 2011			3,477,852
	Harbor Freight Tools, Inc.	B1	B+
7,250,739	Term Loan, 6.921%, maturing July 15, 2010			7,277,929
	J Crew Operating Corporation	B2	B
1,000,000	Term Loan, 9.250%, maturing May 15, 2013			1,002,292
	Jean Coutu Group, Inc.	B2	BB-
9,018,931	Term Loan, 7.625%, maturing July 30, 2011			9,079,683
	Mapco Express, Inc.	B2	B+
2,245,553	Term Loan, 7.690%, maturing April 28, 2011			2,258,184

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Retail Stores: (continued)
	Movie Gallery, Inc.	Caa1	CCC+
$688,403	Term Loan, 10.230%, maturing April 27, 2011			$666,514
	Nebraska Book Company, Inc.	B2	B-
2,450,000	Term Loan, 7.480%-7.740%,
	maturing March 04, 2011			2,462,250
	Neiman-Marcus Group, Inc.	B1	B+
18,037,975	Term Loan, 7.340%, maturing April 06, 2013			18,212,727
	Oriental Trading Company, Inc.	B1	B+
3,068,519	Term Loan, 7.250%, maturing August 04, 2010			3,091,533
	Oriental Trading Company, Inc.	B3	B-
1,750,000	Term Loan, 9.750%, maturing January 08, 2011			1,771,875
	Pantry, Inc.	Ba3	BB
2,493,750	Term Loan, 6.850%, maturing January 02, 2012			2,510,116
	Pep Boys - Manny, Moe & Jack	Ba2	B+
1,000,000	Term Loan, 8.210%, maturing January 27, 2011			1,014,375
	Sears Canada, Inc.	Ba1	BB+
3,000,000	Term Loan, 6.712%,
	maturing December 22, 2012			3,024,375
	Sports Authority, Inc.	B2	B
1,000,000	Term Loan, 7.348%, maturing May 03, 2013			1,001,458
	Tire Rack, Inc.	B1	BB-
939,623	Term Loan, 6.730%-6.780%,
	maturing June 24, 2012			942,559
	Travelcenters of America, Inc.	B1	BB
9,975,000	Term Loan, 6.440%-6.860%,
	maturing December 01, 2011			10,049,813
				82,587,261
Satellite: 1.1%
	Panamsat Corporation	Ba3	BB+
11,820,000	Term Loan, 6.900%, maturing August 20, 2011			11,918,874
				11,918,874
Telecommunications Equipment: 0.4%
	Sorenson Communications, Inc.	B2	B
1,940,741	Term Loan, 7.830%,
	maturing November 15, 2012			1,957,117
	Sorenson Communications, Inc.	B3	CCC+
750,000	Term Loan, 11.910%,
	maturing November 15, 2012			767,500
	Syniverse Holding, LLC	Ba3	BB-
1,594,007	Term Loan, 6.730%,
	maturing February 15, 2012			1,601,977
				4,326,593
Textiles & Leather: 1.5%
	Polymer Group, Inc.	B1	BB-
7,481,250	Term Loan, 7.215%,
	maturing November 22, 2012			7,593,469
	Propex Fabrics, Inc.	B1	BB-
955,769	Term Loan, 7.340%, maturing July 31, 2012			960,548
	St. John Knits International, Inc.	B1	B+
871,551	Term Loan, 7.250%, maturing March 18, 2012			881,356

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Textiles & Leather: (continued)
	Targus Group International, Inc.	B1	B
$1,483,433	Term Loan, 8.081%-8.297%,
	maturing November 22, 2012			$1,501,975
	Targus Group International, Inc.	B3	CCC+
1,625,000	Term Loan, 12.800%, maturing May 22, 2013			1,629,063
	Warnaco, Inc.	Ba2	B+
1,000,000	Term Loan, 6.350%-8.500%,
	maturing January 31, 2013			1,001,875
	William Carter Company	B2	BB
3,239,611	Term Loan, 6.559%-6.758%,
	maturing July 14, 2012			3,249,735
				16,818,020
Utilities: 7.8%
	Astoria Generating
	Company Acquisitions, LLC	B1	BB-
923,858	Term Loan, 6.940%, maturing February 23, 2011			928,147
2,469,952	Term Loan, 6.940%, maturing February 23, 2013			2,481,420
	Babcock & Wilcox Company	B1	B+
2,500,000	Term Loan, 4.879%, maturing January 22, 2012			2,518,750
	Coleto Creek WLE, L.P.	Ba3	BB
872,384	Term Loan, 6.979%, maturing June 30, 2011			874,929
	Coleto Creek WLE, L.P.	B1	BB-
1,000,000	Term Loan, 8.376%, maturing June 30, 2012			1,004,063
	Infrastrux Group, Inc.	B1	B+
500,000	Term Loan, 8.063%, maturing May 01, 2012			507,188
	KGen, LLC	B2	B
4,950,000	Term Loan, 7.604%, maturing August 01, 2011			4,990,219
	La Paloma Generating Company	Ba3	BB-
218,579	Term Loan, 6.843%, maturing August 16, 2012			220,519
107,648	Term Loan, 6.729%, maturing August 16, 2012			108,604
1,351,636	Term Loan, 6.729%, maturing August 16, 2012			1,363,632
	La Paloma Generating Company	B2	B
1,000,000	Term Loan, 8.479%, maturing August 16, 2013			1,015,313
	LSP Gen Finance Co., LLC	Ba3	BB-
4,444,444	Term Loan, 6.843%, maturing May 04, 2013			4,465,742
	LSP-Kendall Energy, LLC	B1	B
9,899,019	Term Loan, 6.979%, maturing October 07, 2013			9,890,773
	NRG Energy, Inc.	Ba2	BB-
6,000,000	Term Loan, 6.979%,
	maturing February 01, 2013			6,031,404
24,575,269	Term Loan, 6.820%,
	maturing February 01, 2013			24,705,125
	Pike Electric, Inc.	Ba3	BB
2,380,147	Term Loan, 6.563%, maturing July 01, 2012			2,384,610
1,430,123	Term Loan, 6.625%,
	maturing December 10, 2012			1,432,804
	Plum Point Energy Associates, LLC	B1	B
1,198,857	Term Loan, 8.167%, maturing March 14, 2014			1,213,343
3,401,143	Term Loan, 8.343%, maturing March 14, 2014			3,442,239
	Primary Energy Finance, LLC	Ba2	BB-
2,736,250	Term Loan, 6.979%, maturing August 24, 2012			2,756,772

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

Principal Amount	Borrower/Term Loan Description	Moody’s	S&P	Value
Utilities: (continued)
	Riverside Energy Center, LLC	B1	B
$244,856	Term Loan, 9.376%, maturing June 24, 2010			$252,814
3,079,877	Term Loan, 9.376%, maturing June 24, 2011			3,179,973
2,130,920	Term Loan, 9.376%, maturing June 24, 2011			2,200,175
	Thermal North America, Inc.	Ba3	BB-
1,000,000	Term Loan, 6.780%, maturing October 12, 2013			1,003,125
1,493,927	Term Loan, 6.730%, maturing October 12, 2013			1,498,596
	Wolf Hollow I, L.P.	B1	BB-
1,800,000	Term Loan, 7.331%, maturing June 22, 2012			1,820,250
450,000	Term Loan, 7.330%-7.331%,
	maturing June 22, 2012			454,922
2,222,290	Term Loan, 7.185%, maturing June 22, 2012			2,247,291
				84,992,741
	Total Senior Loans
	(Cost $2,080,263,240)			2,092,230,732

Other Corporate Debt: 0.4%

Automobile
	Avis Budget Car Rental	Ba3	BB-
750,000	Unsecured Floating Rate Note, 7.576%,
	maturing May 15, 2014			761,250
	Navistar International Corporation	B1	BB-
4,091,000	Unsecured Term Loan, 10.014%,
	maturing February 28, 2009			4,111,455
	Total Other Corporate Debt
	(Cost $5,950,000)			4,872,705

Equities and Other Assets: 1.7%

	Description	Value
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(2), (@) , (R)	AM Cosmetics Corporation (Liquidation Interest)	25
(@) , (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@) , (R)	Decision One Corporation (1,402,038 Common Shares)	145,812
(2), (@) , (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@) , (R)	Enginen Realty (857 Common Shares)	—
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)	141,398
(@) , (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

	Description		Value
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		$305,999
(@) , (R)	Galey & Lord, Inc. (203,345 Common Shares)		—
(@) , (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)		—
(@) , (R)	Gemini Leasing, Inc. (143,079 common shares)		—
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)		189,018
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)		—
(2), (@) , (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@) , (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)		2,619
(2), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		100
(2), (@) , (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)		50
(2), (@) , (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 24, 2015)		—
(@) , (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)		353,975
(@) , (R)	Morris Material Handling, Inc. (48,137 Common Shares)		3,128,925
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)		—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		—
(2), (@) , (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@) , (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 19, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)		—
(@) , (R)	Safelite Glass Corporation (810,050 Common Shares)		13,778,511
(@) , (R)	Safelite Realty Corporation (54,679 Common Shares)		317,922
(1), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@) , (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—
(@)	USA Mobility		371,409
	Total for Equity and Other Assets
	(Cost $9,635,899)		19,039,948
	Total Investments
	(Cost $2,095,849,139)	193.4%	2,116,143,385
	Other Assets and Liabilites - Net	(93.4)	(1,022,196,116)
	Net Assets	100.0%	1,093,947,269

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2006 (Unaudited) (continued)

*

Senior loans, while exempt from registration under the Securites Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $2,095,971,047.
Net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$27,938,451
	Gross Unrealized Depreciation	(7,766,113)
	Net Unrealized Appreciation	$20,172,338

At May 31, 2006 the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
Euro			USD
EUR 1,350,000	Sell	06/15/06	1,725,651	1,732,388	$(6,737)
Euro			USD
EUR 1,800,000	Sell	07/14/06	2,305,044	2,316,391	(11,347)
Euro			USD
EUR 1,350,000	Sell	08/15/06	1,732,252	1,740,897	(8,645)
					$(26,729)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the “Program,” formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust’s common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust’s common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the net asset value on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated fees is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust’s Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2006 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 6	April 24
April 28	May 8	May 22
May 31	June 8	June 22
June 30	July 6	July 24
July 31	August 8	August 22
August 31	September 7	September 22
September 29	October 6	October 23
October 31	November 8	November 22
November 30	December 7	December 22
December 20	December 27	January 12

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust’s common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust’s name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust’s NAV and market price are published daily under the “Closed-End Funds” feature in Barron’s, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2006 was 5,811 which does not include approximately 45,287 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE’s Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal controls over financial reporting.

Investment Manager

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Information regarding how the Trust’s voting proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

PR1Q-UPRT (0506-072806)